AETOS CAPITAL * AETOS CAPITAL Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest. Potential investors in absolute return vehicles are urged to familiarize themselves with these risks before investing. Hedge Fund Strategies Confidential Discussion Materials General Presentation October 2014

AETOS CAPITAL * TABLE OF CONTENTS Section I Firm Overview Section II Investment Philosophy and Process Portfolio Construction and Monitoring Section III Aetos Capital Growth Portfolio Appendix A Aetos Capital Fees & Terms

AETOS CAPITAL * SECTION I Firm Overview

AETOS CAPITAL Client Type Founded in 2001, Aetos Alternatives Management, LLC (“Aetos”) has focused since inception exclusively on providing alternative investment services for institutional clients Aetos has served as a Strategic Partner to large, sophisticated institutions starting with our first client in 2001 The senior investment team is stable – each Managing Director has been with the firm since inception. Our senior team averages nearly ten years experience each at Aetos Aetos is independently-owned and managed by its Managing Directors Strategy * FIRM OVERVIEW [AUM Data Updated on a Quarterly Basis]

AETOS CAPITAL * INVESTMENT OFFERINGS Flexibility to accommodate tailored solutions across the spectrum of absolute return strategies incorporating a high degree of knowledge transfer Aetos Capital Commingled Portfolios Underlying Managers Long/Short Strategies Fund Multi- Strategy Arbitrage Fund Distressed Investment Strategies Fund Separate Accounts Multi-Strategy Macro/Tactical Trading Higher Volatility Credit Opportunity Emerging Manager Strategy-Specific Opportunistic Activist Flexible Credit Exposure Co-Investment Commingled Accounts1 1 Aetos is a registered investment advisor with SEC-registered 1940 Act investment vehicles. Such registration does not imply in any manner whatsoever that Aetos has been sponsored, recommended, or approved, or that its abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. You should consider the investment objectives, risks and charges and expenses of the Aetos Funds carefully before investing. The prospectus contains this and other information. Please call 212-201-2540 to request a prospectus and read it carefully before investing. Separate Accounts & Advisory Mandates Direct investments with underlying managers Combination of direct investments and commingled hedge fund of funds Offered through “fund of one” structure or direct investments in the client’s name Multi-Strategy Hedge Fund of Funds Portfolios Available through commingled hedge fund of funds and/or direct investments Managed to specific return and volatility targets Custom allocations available Onshore and offshore funds Single-Strategy Hedge Fund of Funds Available through commingled hedge fund of funds and/or direct investments Implementation of tactical allocations

AETOS CAPITAL * Experience Fiduciary perspective and capital markets experience Best practices from leading institutions Broad and deep team of specialists focusing on investment research and operational due diligence Senior professionals average over 20 years of market experience Expertise Specializing exclusively in alternative investment strategies for institutional clients Research driven process Emphasis on knowledge transfer with clients Significant history of building hedge fund portfolios for institutions. We provide transparency and train staff including joint manager meetings, on-site meetings and placing staff in our offices. Judgment Demonstrable record of success: Manager identification Tactical strategy allocation Portfolio construction and risk management Insightful and comprehensive monitoring Strong alignment of interest with clients COMPETITIVE EDGE & EXPERIENCE

AETOS CAPITAL

ORGANIZATIONAL OVERVIEW

Senior Investment Leadership[1]			
Name	**Function**	**Year Joined Industry**	**Year Joined Aetos**
Anne Casscells	*Chief Investment Officer*	1980	2001
Michael Klein	*Chief Risk Officer*	1985	2000
James Gibbons	*Senior Portfolio Manager*	1983	2002
Jonathan Bishop	*Portfolio Manager / Research*	2001	2004
Mike Spath	*Portfolio Manager / Research*	1985	2007
Andrew Walling	*Portfolio Manager / Research*	2001	2005
Harold Schaaff	*Chief Legal Officer*	1986	2001
Joseph McDonald	*Manager of Operational Due Diligence*	1990	2006

1 Anne Casscells, Michael Klein, James Gibbons, Jonathan Bishop, and Andrew Walling comprise Aetos' Investment Committee.

Investment Management and Research
12 dedicated professionals

- Fundamental and macroeconomic research
- Manager sourcing and due diligence
  - Over 500 hedge fund manager meetings annually
- Portfolio construction and investment risk management
- No departures in past 3 years and low turnover since inception[2]

Operational, Business and Legal Due Diligence
9 dedicated professionals

- Parallel process with investment due diligence
- Distinct specialists in operations, legal, audit, counterparty and valuation risk
- Regularly re-underwrite each manager
- 1 departure in the past 3 years[2]

Client Relations and Business Development Team
6 dedicated professionals

Information Technology, Business Management, Administration
11 dedicated professionals

Independent Board of Directors
Aetos Capital Commingled Hedge Funds of Funds

2 Includes Vice Presidents and above.

7

AETOS CAPITAL * Partnership Fiduciaries by background and perspective Strong alignment of interest with clients Differentiated history serving as an extension of staff incorporating knowledge transfer and education Relationship-driven approach offering thoughtful research, market insights, tailored solutions and customized reporting Solution-driven culture with approximately 80% of assets under management in highly customized mandates We have negotiated beneficial term arrangements with approximately 60% of our managers including management and/or incentive fee reductions, legal issues such as standard of care, liquidity, transparency and high water mark provisions* Philosophy We invest with the institutional-quality hedge fund managers, including both established and emerging talents, where we have conviction in both their investment process and operational structure We require access to principals, transparency and portfolio details from our managers Risk management is integrated fully into our processes * Information as of January 1, 2014, and excludes managers under redemption. INSTITUTIONAL QUALITY & FOCUS

AETOS CAPITAL * SECTION II Investment Philosophy and Process Portfolio Construction and Monitoring

AETOS CAPITAL * We partner with clients to provide tailored solutions across the spectrum of hedge fund strategies We integrate risk management into all aspects of the investment process focusing on manager, operational, portfolio, and strategy/investment risk We follow an investment process which combines research, risk management, manager due diligence, and portfolio construction to increase the probability of consistent and uncorrelated investment results We maintain a bias towards fundamentally oriented managers and complement experienced and established firms with emerging talent We focus on managers with demonstrated investment and business skill, deep organizations, sustainable performance, and consistent risk profiles We determine the allocation to hedge fund strategies and managers merging quantitative and qualitative factors, using mean-variance optimization tools, assessing correlations among managers and sizing positions, taking into account risk factors and liquidity constraints We invest with managers who provide portfolio transparency and access to principals affording a clear understanding of each manager’s investment strategy, competitive advantage, and underlying drivers of returns Multi-Strategy Low-Beta Hedged Relatively Concentrated Yet Diversified Risk Controlled Transparent INVESTMENT PHILOSOPHY

AETOS CAPITAL * Fundamental & Macroeconomic Research Manager Evaluation & Selection Portfolio Construction Monitoring & Reporting Process Integrated Risk Management Establish Client Specific Risk & Return Objectives Customize Client Investment Guidelines Determine Implementation Process Establish Reporting Requirements OVERVIEW OF INVESTMENT PROCESS With institutional standards in mind, we follow a disciplined and repeatable investment process which incorporates client specific inputs and guidelines with significant knowledge transfer

AETOS CAPITAL * Control Environment Pricing & Valuations Transparency & Reporting External Service Providers Systems & Disaster Recovery Trading, Settlement & Reconciliation Accounting & Audit Operational Risk Correlations Performance Attribution Liquidity Scenario Analysis & Stress Tests Strategy & Manager Diversification Exposure Profiles Quantitative Risk Value at Risk Factor Risks & Exposures - Equity - Fixed Income - Credit - Volatility - Liquidity - Concentrations - Derivatives - Leverage Strategy / Investment Risk Management Risk Quality of Franchise Alignment of Interests Organizational Stability Investment Discipline Integrity & Ethics Client Mix Legal INTEGRATED RISK MANAGEMENT Risk management is integrated in every step of the investment process. We evaluate risk in each of its four constituent parts and focus on the key variables in each

AETOS CAPITAL * Multi- Strategy Liquidity-Driven Strategies Skill-Driven Strategies Global Growth Equity Markets Interest Rates Shape of Yield Curve Credit Spreads Volatility Macroeconomic Environment Distressed Long-Bias Credit Short-Bias Credit Variable-Bias Credit Arbitrage Merger Arbitrage Convertible Arbitrage Statistical Arbitrage Event-Driven Arbitrage Capital Structure Arbitrage Fixed Income Arbitrage Relative Value Arbitrage Long/Short Equity Short-Bias Equity Directional-Equity Market Neutral Sector Funds Quantitative Strategies Tactical Trading Global TAA Fundamental Macro Commodity Currency Systematic Macro CTAs INVESTMENT STRATEGIES We classify investment strategies, determine the key drivers of performance, develop forward-looking views, set risk and return expectations

AETOS CAPITAL

FUNDAMENTAL & MACROECONOMIC RESEARCH

We undertake fundamental macroeconomic research and combine with insights based on bottom-up manager-specific analysis to establish our top-down macroeconomic views, which allow us to rotate our strategy allocations


Strength of Capital Markets
Short Credit
Short ABX Tranche
Eliminated Quantitative Market Neutral
Distressed
Mortgages
Fixed Income Arbitrage
Convertible Arbitrage
Equity Hedged
Eliminated Convertible Arbitrage
Rotate Credit Exposure
Yield Oriented Strategies
- High Quality Equities
- Mortgages
Basel III Capital Arbitrage
Opportunistic Special Situations
Equity Hedged
Maintain low macro exposure
2007
2008
2009-2010
2011
2012
2013

14

AETOS CAPITAL * Hedge Fund Transparency Investment Strategy Access to Principals Investment Record Leverage Professional Background & Experience Concentration Organizational Stability & Depth Legal Terms Operational Controls Pricing Policies Scale & Growth of Assets Business Strategy Operational, Business & Legal Due Diligence Investment Research Specialists in operations, legal, counterparty and audit evaluate each manager Assess business infrastructure, fund terms, portfolio composition, pricing policies, trading procedures, back office, valuation and oversight Review offering documents Summary evaluation to rate manager’s profile, quality of controls, oversight and diligence processes Generalist paired with a strategy-specific specialist evaluate each manager Assess investment team, strategy, risk controls, track record and strategic rationale Establish a custom peer group for each underlying manager ELEMENTS OF MANAGER EVALUATION & ANALYSIS We employ a team-based approach where senior investment professionals lead the manager research, operational due diligence and legal review processes

AETOS CAPITAL * Universe Evaluate Extensive universe of established and emerging managers - Proprietary Network - Prime Brokers - Conferences - Databases Sorted by strategy and sub-strategy Qualitative assessment of manager’s “edge” - Philosophy & Process - Pedigree - Risk Management - Organizational Structure Quantitative analysis of track record - Exposure to Market Factors - Style Drift - Leverage - Issue Concentration Focus Meetings with multiple levels of investment professionals Site visits and meetings with CFO and other compliance and operations personnel to assess systems, control environment, disaster recovery and evaluation processes Peer, counterparty and client reference checking through proprietary network to gain insight on investment skill, integrity, ethics and coherence of team Conduct background checks for regulatory, civil and criminal violations, verify education and experience Evaluate correlation to existing managers and contribution to risk of portfolio Negotiate capacity and liquidity terms, side letters, fees and transparency requirements Construct portfolios which are concentrated by manager and diversified by strategy Invest MANAGER EVALUATION & SELECTION PROCESS Nearly three decades of collective hedge fund experience critical to discovering investment talent

AETOS CAPITAL * Qualitative & Quantitative Assessment Expected Risk and Return Leverage Capacity Manager & Sector Allocation Investment Trends Investment Forecast & Outlook Under & Over-Weight Concentrations Strategy & Sub-Strategy Allocation Mean-Variance Optimization Position Limits Capacity Liquidity Optimization Scenario Simulation & Stress Testing Simulate Historical Performance Factor Analysis Evaluate Conditional Outcomes Portfolio PORTFOLIO CONSTRUCTION & SCENARIO ANALYSIS Investment Committee constructs portfolios that are diversified by manager, sub-strategy and strategy using a blend of qualitative assessments and quantitative tools

AETOS CAPITAL * Information as of June 30, 2014 for the Aetos Capital Growth Portfolio. Satellite Managers Focused managers by strategy, sector and/or geography Diversify and/or emphasize specific exposures Opportunistic Managers Niche, specialty managers Tactical allocation targeting specific market opportunities Core Managers Diversified managers by strategy, sector and/or geography Designed to be flexible across market conditions Manager AUM Breakdown* * PORTFOLIO CONSTRUCTION Portfolios are constructed from the bottom up by investing with managers capable of generating attractive risk adjusted returns while seeking to limit market exposure

AETOS CAPITAL * Fees & Terms We have negotiated beneficial term arrangements with approximately 60% of our managers including management and/or incentive fee reductions, legal issues such as standard of care, liquidity, transparency and high water mark provisions1 Capacity High overlap among client portfolios, across separate account and commingled fund relationships Preferred access with capacity constrained managers Opportunistic/Co-Investments Opportunistic investments are designed to take advantage of current market opportunities by leveraging Aetos’ research and manager relationships Aetos’ approach to opportunistic investing is designed to be fully transparent and implemented in client portfolios in multiple ways: Existing investments with managers Manager creates new vehicle for the opportunity Aetos creates new vehicle for the opportunity Co-investments and/or trade ideas 1 Information as of January 1, 2014, and excludes managers under redemption. PORTFOLIO CONSTRUCTION

AETOS CAPITAL * Hedge Fund Organization Leverage Concentration Exposures Risk Controls Environment Volatility Liquidity Market Strategy Risk/Return Funds Flow Correlations Market Environment Review Portfolio Level Analysis & Review Hedge Fund Level Quantitative & Qualitative Review Performance, Valuation & Pricing Confirmation Market returns, volatilities, correlations, mean reversion Drivers of risks & returns Flow of funds Strategy outlooks Portfolio return, volatility, Sharpe ratio, return distribution, skew, kurtosis, drawdowns Exposure aggregations, concentrations Contribution to return Manager correlations Market correlations & betas Factor analysis Scenario simulations & stress testing Qualitative: Organizational stability Scheduled operational reviews Pricing procedure report per manager Historical return Volatility Reporting behavior Regression analysis Peer group analysis Exposure report review Review by Aetos Pricing Committee Independent board oversight Quantitative: Performance Exposures Concentrations Attribution analysis Factor analysis Leverage Asset allocation Peer group analysis Customized exposure reports Market comparisons ANALYSIS, MONITORING & INVESTMENT RISK MANAGEMENT Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers

AETOS CAPITAL * Cash Controls Fund Accounting Controls Capital Contribution/ Redemption Controls Reports to Independent Board of Managers Audited Financial Statements Independent Fund Accounting, Administration & Verification Reporting Monthly Flash Report Monthly Performance Report Quarterly Commentary Quarterly Report Economic & Market Report Topic Specific Research Subscription Document Review Side Letter Negotiation Sarbanes-Oxley Certification Offering Document Repository Offering Document Library Offering Document Review SYSTEMS & RISK ANALYTICS

AETOS CAPITAL * Weekly Market Overview Monthly Market & Factor Analysis Economic & Market Analysis Research Reports: Housing Quarterly Economic Overview Research Reports: Federal Reserve Program Research Reports: Operating Earnings SYSTEMS & RISK ANALYTICS

AETOS CAPITAL Manager Details & Additional Information Counterparties & Service Providers Manager Notes System Universe & Manager Database Document Library Fees & Terms AUM History Third-Party Universe Sources Proprietary Database * SYSTEMS & RISK ANALYTICS

AETOS CAPITAL Legal Review Worksheet Due Diligence Worksheet Risk Scorecard Qualitative Evaluation Quantitative Evaluation Operational Due Diligence Peer Risk Comparison Time Series Returns Analysis Volatility Analysis Peer & Benchmark Return Analysis Correlation Analysis Exposure Analyses Risk Adjusted Return Analysis Investment Memorandum Manager Profile Investment Risk Matrix * SYSTEMS & RISK ANALYTICS

AETOS CAPITAL * Manager Monitoring Monthly Exposure Report Regression Analysis Peer Group Analysis Pricing Analysis Geographic Exposures Security Exposures Sector Exposures Liquidity Analysis Manager Notes SYSTEMS & RISK ANALYTICS

AETOS CAPITAL * Manager Risk Investment Risk Assessment Operational Risk Assessment Portfolio Risk Liquidity Analysis Due Diligence Status Scenario Analyses & Stress Tests Geographic Exposures Security Exposures Sector Exposures SYSTEMS & RISK ANALYTICS

AETOS CAPITAL * Risk, Return, Correlations & Co-Variance Matrices Return & Correlation Assumptions Optimizations Efficient Frontiers Portfolio Construction Investible Portfolio SYSTEMS & RISK ANALYTICS

AETOS CAPITAL * SECTION III Aetos Capital Growth Portfolio

AETOS CAPITAL * AETOS CAPITAL GROWTH PORTFOLIO [Strategy Allocation Data Updated on a Monthly Basis] As of October 1, 2014

AETOS CAPITAL * Betas: Since Inception (September 1, 2002) through September 30, 2014 (net of fees in US$ terms) Beta: Barclays Capital Aggregate Index Beta: MSCI ACWI Beta: S&P 500 DRI Aetos Capital Growth Portfolio Historical Exposures [Exposure Data Updated on a Monthly Basis] AETOS CAPITAL GROWTH PORTFOLIO

AETOS CAPITAL * [Performance Data Updated on a Monthly Basis] Since Inception (September 1, 2002) through September 30, 2014 (net of fees in US$ terms) AETOS CAPITAL GROWTH PORTFOLIO

AETOS CAPITAL * [Underlying Manager List Updated on a Monthly Basis] Underlying Manager List as of October 1, 2014 AETOS CAPITAL GROWTH PORTFOLIO

AETOS CAPITAL * APPENDIX A Aetos Capital Fees & Terms

AETOS CAPITAL * *Structure negotiable – performance fee available Management Fee* Contribution Frequency / Notice Period Lock-Up Period Redemption Frequency / Notice Period Minimum Investment Auditor Administrator FEES & TERMS AETOS CAPITAL FEES & TERMS